PGIM Corporate Bond 0-5 Year ETF Expense Example, No Redemption - PGIM Corporate Bond 0-5 Year ETF - No Share Class	Aug. 31, 2026 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 20
Expense Example, No Redemption, 3 Years	64
Expense Example, No Redemption, 5 Years	113
Expense Example, No Redemption, 10 Years	$ 255